Critical Accounting Estimates And Judgements	12 Months Ended
Jun. 30, 2020
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
Critical Accounting Estimates and Judgements
3.	CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

Estimates and judgements are evaluated and based on historical experience and other factors, including expectations of future events that may have a financial impact on the Company and that are believed to be reasonable under the circumstances.

Share-based payments transactions

The Company measures the cost of equity-settled transactions with employees and service providers by reference to the value of the equity instruments at the date on which they are granted. Management has determined the fair value by engaging an independent valuer for more complex equity instruments, such as warrants and performance rights, by using Black-Scholes, Monte-Carlo Simulation and Binomial model, and utilized internal resources to perform fair value by straight forward equity instruments by using Black-Scholes model.